Item 1: Report to Shareholders

Mid-Cap Value Fund	June 30, 2006

The views and opinions in this report were current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Though its progress was uneven, the broad stock market managed to post gains in the first half of 2006. Economic growth remained at healthy levels during the period, corporate America delivered robust earnings, and merger and acquisition activity soared. But a litany of concerns, among them rising interest rates, high energy prices, a weakening housing market, and geopolitical tensions, kept investors apprehensive. This mixed environment resulted in a decent performance for the fund and created a somewhat more productive environment for stock picking, as price declines for many stocks began to create attractive candidates for the portfolio.

Your fund returned 4.92% for the six months ended June 30, 2006, and 12.50% for the one-year period. The portfolio’s gain lagged that of the Russell Midcap Value Index for the past six and 12 months. For the six-month period, it modestly exceeded the S&P MidCap 400 and Lipper Mid-Cap Core Fund indexes. For the one-year period, the fund slightly lagged the S&P MidCap 400 but beat the Lipper index. Returns for the fund’s Advisor and R Class shares were slightly lower due to their different cost structures.

The fund’s long-term performance is favorable, as recognized by an Overall Morningstar Rating™ of five stars, as well as its rank in the top quartile of competitive funds as tracked by Lipper over longer time periods. (The Mid-Cap Value Fund received an Overall Morningstar Rating™ of five stars for its risk-adjusted performance. This rating is derived from a weighted average of the performance figures associated with a fund’s 3-, 5-, and 10-year (if applicable) Morningstar Rating™ metrics. The fund was rated among 266, 266, 167, and 49 mid-cap value funds for the overall rating and the 3-, 5-, and 10-year periods ended June 30, 2006, respectively. (For important information about Morningstar ratings, please refer to page 6.) Based on cumulative total return, Lipper ranked the Mid-Cap Value Fund 131 out of 311, 44 out of 247, 7 out of 203, and 7 out of 56 mid-cap core funds for the 1-, 3-, 5-, and 10-year periods ended June 30, 2006, respectively. Past performance cannot guarantee future results.)

MARKET ENVIRONMENT

The Federal Reserve continued its campaign of raising short-term interest rates to slow the economy and forestall inflationary pressures, and other central banks around the world followed suit. The global economy began to reflect these efforts, as industrial commodity prices and “emerging” stock markets corrected somewhat, the domestic housing market cooled considerably, and equity markets around the world began to reflect the expectation of a slowdown in global growth. Geopolitical tensions rose to the fore as the period ended, further tempering investor enthusiasm.

Major U.S. stock indexes generally rose in the first half of 2006, but sharp declines in May and June erased most of the market’s larger gains in the first four months of the year. Investor sentiment—which had been favorable amid hopes that the Federal Reserve would soon stop increasing short-term interest rates—deteriorated rapidly in mid-May as it became clear that Fed officials’ concerns about rising inflation would force the central bank to raise rates more than investors had expected. Small-cap shares surpassed their larger peers in the first half, though they surrendered a significant part of their performance advantage during the May-June sell-off. Mid-cap value stocks did much better than their mid-cap growth counterparts.

PORTFOLIO AND STRATEGY REVIEW

Despite a variety of headwinds—from rising energy prices and interest rates to geopolitical unrest to a slowing housing market—business conditions remained favorable for many companies in the portfolio. As might be expected, boom conditions in the oil patch helped to make energy stocks some of the fund’s best-performing holdings. Persistently high oil and gas prices have encouraged investment in increased production, which has been particularly beneficial for equipment and services firms. Hanover Compressor, one of the world’s largest natural gas contract compression companies, did well in response to higher utilization and a more efficient deployment of its contract compression fleet as well as the prospects for an improved balance sheet. Murphy Oil, a leading global exploration and production company, was one of the fund’s top performers thanks to its recovery from Hurricane Katrina, improved operating performance, and growing confidence in its production outlook. Longtime holding Diamond Offshore Drilling was another strong contributor to results. We began to purchase shares in this offshore leading drilling company over five years ago during the last energy bear market, a grim period for the drilling contractors. Our patience was rewarded in the past 18 months as Diamond’s earnings and share price rose dramatically on the back of burgeoning energy prices, and we took this opportunity to sell our remaining holdings. (Please refer to our portfolio of investments for a complete listing of our holdings and the amount each represents in the portfolio.)

Other good performers for the fund operated in somewhat less robust, but still improving economic segments. Allied Waste Industries, the second-largest solid waste management company in North America, benefited from an improving price environment that has resulted from industry consolidation and a more rational competitive behavior from industry players. The company’s new management is also focusing on improving its cost position and strengthening its balance sheet. Manpower, a temporary staffing company, was another strong performer as it reaped the fruits of investment in an expanded global presence and saw its earnings advance as worldwide economic growth tightened labor markets. Equipment manufacturer Deere, whose brand is recognized around the world, benefited from its disciplined focus on asset utilization and optimism about the outlook for agricultural commodities.

Several of our technology and related holdings also performed well. A leading provider of tax preparation and personal finance software, Intuit saw its shares rise due to continued strength in its core TurboTax® and legacy Quicken® software businesses. Moneygram International, a global funds transfer and payments company, announced earnings that exceeded expectations due to strong demand in its money-transfer business. Electronic connector manufacturer Molex, whose earnings rose with improved orders and its enhanced focus on capital utilization, was another top contributor to results.

Holdings such as Hanover Compressor, Allied Waste, and Molex illustrate that corporate restructuring remains a common theme among our portfolio holdings. Of course, efforts to improve profitability by shrinking the cost base, investing in better marketing and distribution, and portfolio pruning often take years to come to fruition, which is why your fund is prepared to take a long-term approach to investing. In this vein, leading soup and sauce maker Campbell Soup, which has been a longtime position for the fund, was a strong contributor during the first half as years of concerted effort to reduce costs, improve product quality, and enhance its retail presence yielded excellent financial performance. While shares of retailers, especially those catering to lower-income consumers, have been hit hard by concerns about slowing consumer spending, newly realigned closeout retailer Big Lots defied the trend and was one of our best performers as quarterly operating results substantially exceeded pessimistic investor expectations. Amerigroup, a Medicaid-based health insurer, rose on continued signs that its operational turnaround is starting to show results as profits moved higher on increased revenue and good control of medical costs.

In some cases, turnaround efforts have yet to prove successful, and these weighed on our results in the period. Marsh & McLennan is a leading insurance brokerage, investment management, and consulting firm. While its core brokerage business continued to recover from the setbacks of recent years, its shares underperformed due to disappointing results in its consulting and investment businesses and a slower-than-expected rise in operating margins. Healthsouth’s debt restructuring activities resulted in higher-than-expected interest expenses and lowered earnings expectations. Food giant Sara Lee’s restructuring program has been beset by European weakness and commodity price pressure, and its shares underperformed in the first half.

Finally, several of our poor performers continued to suffer from adverse market environments, though we believe that the situation in their industries will improve. International Paper continued to endure rising raw materials costs and uncertainty about the future balance between supply and demand in the paper industry. However, the prospect for better paper prices is improving as the industry continues the process of rationalizing capacity. In addition, International Paper is divesting the majority of its timber holdings and other assets at very attractive prices, providing cash for share repurchases, debt reduction, and other uses. Rising interest rates and diminished prospects for its tax-advantaged synfuel operations weighed on the shares of utility company Teco Energy in the first half. We think these issues are both temporary and largely reflected in its share price, and we added to this position during the first half.

OUTLOOK

While good risk and reward trade-offs among medium-sized companies remain harder to find than in previous years, the recent pullback in equities is beginning to reveal values in a number of sectors, most notably in the consumer, technology, and financial services areas. Clearly, more companies are facing challenges now that interest rates and energy prices have risen and consumer budgets are pinched. However, this type of environment is more amenable to our investment approach. We seek to profit from shares that have been unduly punished because of business setbacks, and we have the patience to wait for fundamentally sound companies to perform better. We are responding opportunistically as we uncover these situations, and look forward to reporting to you about our progress at year-end.

Respectfully submitted,

David J. Wallack
Chairman of the fund’s Investment Advisory Committee

July 21, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

The fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Mid-caps typically offer greater return potential than larger, established firms and involve less risk than small-caps. Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

GLOSSARY

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

S&P MidCap 400 Index: Unmanaged index that tracks the stocks of 400 mid-size U.S. companies.

Russell Midcap Growth Index: Unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index: Unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

IMPORTANT INFORMATION ABOUT MORNINGSTAR RATINGS

For funds with at least a 3-year history, a Morningstar Rating™ is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. Each share class is counted as a fraction of one fund within this scale and rated separately. Morningstar Rating™ is for the retail share class only; other classes may have different performance characteristics. The fund received 3, 5, and 5 stars for the 3-, 5-, and 10-year periods ended June 30, 2006.

©2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	12/31/02	12/31/01
NET ASSET VALUE						
Beginning of period	$ 23.38	$ 22.99	$ 20.34	$ 15.00	$ 16.40	$ 15.64
Investment activities						
Net investment income	0.11	0.17	0.10	0.13	0.13	0.13
Net realized and unrealized gain (loss)	1.04	1.62	4.05	5.70	(1.34)	2.07
Total from investment activities	1.15	1.79	4.15	5.83	(1.21)	2.20
Distributions						
Net investment income	–	(0.16)	(0.10)	(0.13)	(0.12)	(0.13)
Net realized gain	–	(1.24)	(1.40)	(0.36)	(0.07)	(1.31)
Total distributions	–	(1.40)	(1.50)	(0.49)	(0.19)	(1.44)
NET ASSET VALUE						
End of period	**$ 24.53**	**$ 23.38**	**$ 22.99**	**$ 20.34**	**$ 15.00**	**$ 16.40**

Ratios/Supplemental Data

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	12/31/02	12/31/01
Total return^	4.92%	7.73%	20.56%	39.00%	(7.38)%	14.36%
Ratio of total expenses to average net assets	0.80%†	0.82%	0.84%	0.91%	0.96%	0.98%
Ratio of net investment income to average net assets	0.89%†	0.72%	0.63%	0.91%	0.98%	0.95%
Portfolio turnover rate	60.6%†	45.8%	50.0%	50.4%	51.1%	57.5%
Net assets, end of period (in millions)	$ 5,542	$ 5,399	$ 4,571	$ 1,879	$ 991	$ 503

** Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Advisor Class

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	9/30/02 Through 12/31/02
NET ASSET VALUE					
Beginning of period	$ 23.28	$ 22.91	$ 20.31	$ 14.99	$ 13.97
Investment activities					
Net investment income	0.08	0.11	0.12	0.13	0.04*
Net realized and unrealized gain	1.05	1.61	3.96	5.68	1.17++
Total from investment activities	1.13	1.72	4.08	5.81	1.21
Distributions					
Net investment income	–	(0.11)	(0.08)	(0.13)	(0.12)
Net realized gain	–	(1.24)	(1.40)	(0.36)	(0.07)
Total distributions	–	(1.35)	(1.48)	(0.49)	(0.19)
NET ASSET VALUE					
End of period	**$ 24.41**	**$ 23.28**	**$ 22.91**	**$ 20.31**	**$ 14.99**

Ratios/Supplemental Data

Total return^	**4.85%**	**7.45%**	**20.24%**	**38.89%**	**8.66%***
Ratio of total expenses to average net assets	1.04%†	1.06%	1.06%	1.08%	1.10%*†
Ratio of net investment income to average net assets	0.66%†	0.48%	0.42%	0.64%	1.29%*†
Portfolio turnover rate	60.6%†	45.8%	50.0%	50.4%	51.1%
Net assets, end of period (in thousands)	$ 446,522	$ 408,873	$ 310,755	$ 67,383	$ 1,528

** Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through April 30, 2006.

++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

R Class

	6 Months Ended 6/30/06**	Year Ended 12/31/05**	12/31/04	12/31/03	9/30/02 Through 12/31/02
NET ASSET VALUE					
Beginning of period	$ 23.14	$ 22.78	$ 20.23	$ 15.00	$ 13.97
Investment activities					
Net investment income	0.05	0.06	0.10	0.11	0.03*
Net realized and unrealized gain	1.03	1.60	3.91	5.61	1.18++
Total from investment activities	1.08	1.66	4.01	5.72	1.21
Distributions					
Net investment income	–	(0.06)	(0.06)	(0.13)	(0.11)
Net realized gain	–	(1.24)	(1.40)	(0.36)	(0.07)
Total distributions	–	(1.30)	(1.46)	(0.49)	(0.18)
NET ASSET VALUE					
End of period	$ 24.22	$ 23.14	$ 22.78	$ 20.23	$ 15.00

Ratios/Supplemental Data

Total return^	4.67%	7.24%	19.97%	38.26%	8.66%*
Ratio of total expenses to average net assets	1.28%†	1.29%	1.32%	1.38%	1.40%*†
Ratio of net investment income to average net assets	0.42%†	0.25%	0.18%	0.36%	0.84%*†
Portfolio turnover rate	60.6%†	45.8%	50.0%	50.4%	51.1%
Net assets, end of period (in thousands)	$ 319,731	$ 299,320	$ 189,350	$ 19,195	$ 109

** Per share amounts calculated using average shares outstanding method.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through April 30, 2006.

++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

† Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Cost and value in $ 000s)

	Shares/$ Par	Value
COMMON STOCKS 91.7%		
CONSUMER DISCRETIONARY 17.5%		
Diversified Consumer Services 2.1%		
H&R Block	2,750,000	65,615
ServiceMaster	1,228,500	12,690
Weight Watchers	1,305,000	53,362
		131,667
Hotels, Restaurants & Leisure 0.1%		
OSI Restaurant Partners	125,000	4,325
		4,325
Household Durables 0.6%		
Newell Rubbermaid	1,495,000	38,616
		38,616
Leisure Equipment & Products 2.1%		
Hasbro	2,530,000	45,819
Mattel	5,375,000	88,741
		134,560
Media 8.5%		
Cablevision Systems, Class A (1)	150,000	3,218
Cox Radio, Class A (1)	1,987,400	28,658
Discovery Holdings, Series A (1)	2,581,600	37,769
Dow Jones	1,293,900	45,299
Entercom Communications (2)	999,200	26,139
Lamar Advertising (1)	540,800	29,127
Meredith	1,116,000	55,287
New York Times, Class A	2,664,800	65,394
Pearson (GBP)	4,010,000	54,600
Reuters (GBP)	2,525,000	17,972
Scholastic (1)	1,595,400	41,433
Tribune	1,905,000	61,779
Univision Communications, Class A (1)	2,065,000	69,178
		535,853

Multiline Retail 2.1%		
Big Lots (1)	3,631,500	62,026
Dillards, Class A	430,000	13,695
Family Dollar Stores	2,302,900	56,260
		131,981
Specialty Retail 2.0%		
GAP	3,436,000	59,786
TJX	2,860,000	65,380
		125,166
Total Consumer Discretionary		1,102,168
CONSUMER STAPLES 4.2%		
Food Products 2.9%		
Campbell Soup	1,528,700	56,730
Heinz	641,000	26,422
McCormick	745,000	24,995
Sara Lee	4,722,400	75,653
		183,800
Household Products 1.2%		
Clorox	1,235,000	75,298
		75,298
Personal Products 0.1%		
Estee Lauder, Class A	163,900	6,338
		6,338
Total Consumer Staples		265,436
ENERGY 5.1%		
Energy Equipment & Services 3.1%		
Cameron International (1)	1,519,800	72,601
Grant Prideco (1)	982,600	43,971

Hanover Compressor (1)	4,281,500	80,407
		196,979
Oil, Gas & Consumable Fuels 2.0%		
Murphy Oil	2,215,000	123,730
		123,730
Total Energy		320,709
FINANCIALS 19.7%		
Capital Markets 3.5%		
Investors Financial Services	1,426,200	64,036
Janus Capital Group	2,698,900	48,310
LaBranche & Co. (1)	96,100	1,164
Lazard	593,600	23,982
Northern Trust	1,379,000	76,259
Waddell & Reed Financial, Class A	425,000	8,738
		222,489
Commercial Banks 5.3%		
Citizens Banking	75,000	1,831
Commerce Bancshares	1,163,031	58,210
First Horizon National	870,000	34,974
Huntington Bancshares	530,000	12,497
North Fork Bancorporation	855,000	25,795
PNC Financial Services Group	595,000	41,751
Regions Financial	1,325,000	43,884
Synovus Financial	2,745,000	73,511
TCF Financial	1,410,000	37,295
Valley National Bancorp	210,000	5,399
		335,147
Insurance 9.8%		
Aspen Insurance Holdings	1,616,000	37,637
Axis Capital Holdings	2,346,300	67,128
Genworth Financial, Class A	2,410,000	83,964

Lincoln National	1,004,501	56,694
Marsh & McLennan	4,225,000	113,610
Ohio Casualty	1,071,000	31,841
St. Paul Travelers Companies	1,886,975	84,121
UnumProvident	1,867,700	33,861
Willis Group Holdings	2,050,000	65,805
XL Capital	700,600	42,947
		617,608
Real Estate Investment Trusts (REITs) 1.1%		
Apartment Investment & Management, REIT	1,075,000	46,709
Equity Office Properties, REIT	515,000	18,802
		65,511
Total Financials		1,240,755
HEALTH CARE 8.5%		
Biotechnology 1.3%		
Cephalon (1)	85,000	5,109
MedImmune (1)	1,215,000	32,926
Neurocrine Biosciences (1)	600,000	6,360
OSI Pharmaceuticals (1)	1,100,000	36,256
		80,651
Health Care Equipment & Supplies 1.7%		
Becton, Dickinson	590,000	36,067
Kinetic Concepts (1)	60,100	2,653
Zimmer Holdings (1)	1,197,700	67,934
		106,654
Health Care Providers & Services 4.8%		
AMERIGROUP (1)	1,080,000	33,523
Health Management	1,930,000	38,040
HealthSouth (1)	8,408,350	32,372
LifePoint Hospitals (1)	900,000	28,917
Lincare Holdings (1)	1,880,000	71,139

Tenet Healthcare (1)	371,300	2,592
Universal Health Services	1,945,000	97,756
		304,339
Pharmaceuticals 0.7%		
Valeant Pharmaceuticals	2,550,000	43,146
		43,146
Total Health Care		534,790
INDUSTRIALS & BUSINESS SERVICES 8.3%		
Aerospace & Defense 1.1%		
Raytheon	1,189,000	52,993
Rockwell Collins	287,200	16,046
		69,039
Airlines 1.4%		
Southwest Airlines	5,440,000	89,053
		89,053
Building Products 1.0%		
American Standard	1,425,000	61,660
		61,660
Commercial Services & Supplies 3.3%		
Allied Waste Industries (1)	3,955,000	44,929
Cintas	1,040,000	41,350
Equifax	1,340,000	46,016
Manpower	1,135,000	73,321
		205,616
Machinery 0.6%		
Deere	490,000	40,910
		40,910

Road & Rail 0.9%		
Laidlaw International	2,350,000	59,220
		59,220
Total Industrials & Business Services		525,498
INFORMATION TECHNOLOGY 10.2%		
Communications Equipment 0.1%		
Andrew (1)	860,000	7,620
		7,620
Computers & Peripherals 1.0%		
Sun Microsystems (1)	14,850,000	61,627
		61,627
Electronic Equipment & Instruments 2.1%		
AVX	3,536,100	55,835
Molex, Class A	2,671,200	76,744
		132,579
Internet Software & Services 0.3%		
IAC/InterActiveCorp (1)	767,500	20,331
		20,331
IT Services 1.8%		
BISYS Group (1)	4,860,000	66,582
Moneygram International	1,298,300	44,077
		110,659
Semiconductor & Semiconductor Equipment 1.5%		
KLA-Tencor	540,000	22,448
Novellus Systems (1)	2,498,590	61,715
Spansion, Class A (1)	770,800	12,287
		96,450

Software 3.4%		
Intuit (1)	1,890,000	114,137
McAfee (1)	1,515,000	36,769
Synopsys (1)	3,390,000	63,630
		214,536
Total Information Technology		643,802
MATERIALS 5.1%		
Chemicals 1.6%		
Nalco Holding (1)	5,564,300	98,098
Potash Corp. of Saskatchewan	45,000	3,869
		101,967
Metals & Mining 0.2%		
Meridian Gold (1)	442,800	14,028
		14,028
Paper & Forest Products 3.3%		
Bowater	690,000	15,698
Domtar (CAD)	6,979,500	43,129
International Paper	2,685,000	86,725
MeadWestvaco	600,200	16,764
Weyerhaeuser	730,000	45,442
		207,758
Total Materials		323,753
TELECOMMUNICATION SERVICES 1.7%		
Diversified Telecommunication Services 0.4%		
Telus (CAD)	387,000	15,976
Telus (Non-voting shares)	264,700	10,689
		26,665
Wireless Telecommunication Services 1.3%		
Telephone & Data Systems	1,836,800	76,043

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($ 000s)

	6 Months Ended 6/30/06	Year Ended 12/31/05
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 26,809	$ 38,650
Net realized gain	409,166	346,460
Change in net unrealized gain (loss)	(137,142)	71,442
Increase in net assets from operations	298,833	456,552
Distributions to shareholders		
Net investment income		
Investor Class	–	(34,968)
Advisor Class	–	(1,863)
R Class	–	(736)
Net realized gain		
Investor Class	–	(270,622)
Advisor Class	–	(20,761)
R Class	–	(15,222)
Decrease in net assets from distributions	–	(344,172)
Capital share transactions*		
Shares sold		
Investor Class	524,776	1,620,394
Advisor Class	67,726	182,599
R Class	49,961	146,715
Distributions reinvested		
Investor Class	–	286,644
Advisor Class	–	19,474
R Class	–	15,959
Shares redeemed		
Investor Class	(647,321)	(1,177,258)
Advisor Class	(49,777)	(111,471)
R Class	(43,435)	(58,690)
Increase (decrease) in net assets from capital share transactions	(98,070)	924,366
Net Assets		
Increase during period	200,763	1,036,746
Beginning of period	6,107,535	5,070,789
End of period	**$ 6,308,298**	**$ 6,107,535**
Undistributed net investment income	28,526	1,717

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued. The fund has three classes of shares: the Mid-Cap Value Fund original share class, referred to in this report as the Investor Class, offered since June 28, 1996; the Mid-Cap Value Fund—Advisor Class (Advisor Class), offered since September 30, 2002; and the Mid-Cap Value Fund—R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $295,000 for the six months ended June 30, 2006. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,819,247,000 and $1,759,897,000, respectively, for the six months ended June 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

At June 30, 2006, the cost of investments for federal income tax purposes was $5,693,655,000. Net unrealized gain aggregated $599,737,000 at period-end, of which $787,508,000 related to appreciated investments and $187,771,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2006, the effective annual group fee rate was 0.31%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. For the six months ended June 30, 2006, expenses incurred pursuant to these service agreements were $42,000 for Price Associates, $1,194,000 for T. Rowe Price Services, Inc., and $543,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2006, the fund was charged $175,000 for shareholder servicing costs related to the college savings plans, of which $133,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2006, approximately 3% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended June 30, 2006, the fund was allocated $127,000 of Spectrum Funds’ expenses and $451,000 of Retirement Funds’ expenses. Of these amounts, $441,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2006, approximately 3% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 7% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

As of June 30, 2006, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 206,718 shares of the Investor class, representing less than 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class, Advisor Class, and R Class) and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The information also indicated that the fund’s expense ratio for the Investor Class and Advisor Class was generally below the median for comparable funds but that the fund’s expense ratio for the R Class was generally above the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2006